Consolidated Statement of Changes in Equity - PEN (S/) shares in Thousands, S/ in Thousands	Total	CAM Group [member]	Stracon GyM S.A. [member]	Issued capital [member]	Legal reserve [member]	Voluntary reserve [member]	Share premium [member]	Other reserves [member]	Retained earnings [member]	Retained earnings [member] CAM Group [member]	Retained earnings [member] Stracon GyM S.A. [member]	Equity attributable to owners of parent [member]	Equity attributable to owners of parent [member] CAM Group [member]	Non-controlling interests [member]	Non-controlling interests [member] CAM Group [member]	Non-controlling interests [member] Stracon GyM S.A. [member]
Beginning balance, shares at Dec. 31, 2016				660,054
Beginning balance at Dec. 31, 2016	S/ 2,489,737			S/ 660,054	S/ 132,011	S/ 29,974	S/ 882,464	S/ (167,456)	S/ 443,377			S/ 1,980,424		S/ 509,313
Statement [line items]
(Loss) profit for the period	209,238								148,738			148,738		60,500
Cash flow hedge	482							458				458		24
Adjustment for actuarial gains and losses	(4,031)								(2,948)			(2,948)		(1,083)
Foreign currency translation adjustment	(11,341)							(9,166)				(9,166)		(2,175)
Exchange difference from net investment in a foreign operation	6,610							6,493				6,493		117
Total comprehensive income for the year	200,958							(2,215)	145,790			143,575		57,383
- Dividend distribution	(59,677)													(59,677)
- Contributions (devolution) of non-controlling shareholders, net	(33,197)													(33,197)
- Additional acquisition of non-controlling interest	(942)						(669)					(669)		(273)
- Deconsolidation of former subsidiary	(7,801)													(7,801)
Total transactions with shareholders	(101,617)						(669)					(669)		(100,948)
Ending balance, shares (Restated balance [member]) at Dec. 31, 2017				660,054
Ending balance, shares at Dec. 31, 2017				660,054
Ending balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	(53,543)								(52,564)			(52,564)		(979)
Ending balance (Restated balance [member]) at Dec. 31, 2017	2,535,535			S/ 660,054	132,011	29,974	881,795	(169,671)	536,603			2,070,766		464,769
Ending balance at Dec. 31, 2017	2,589,078			660,054	132,011	29,974	881,795	(169,671)	589,167			2,123,330		465,748
Statement [line items]
(Loss) profit for the period	57,415								(83,188)			(83,188)		140,603
Cash flow hedge	119							113				113		6
Adjustment for actuarial gains and losses	16,589								16,589			16,589
Foreign currency translation adjustment	5,733							6,930				6,930		(1,197)
Exchange difference from net investment in a foreign operation	(8,147)							(7,992)				(7,992)		(155)
Total comprehensive income for the year	71,709							(949)	(66,599)			(67,548)		139,257
- Dividend distribution	(102,772)													(102,772)
- Contributions (devolution) of non-controlling shareholders, net	(84,442)													(84,442)
- Additional acquisition of non-controlling interest	(13,633)						(9,583)					(9,583)		(4,050)
- Capital Increase	137,603			S/ 69,380			68,223					137,603
- Capital Increase, shares				69,380
- Deconsolidation of former subsidiary		S/ (24,657)	S/ (29,412)				51,709			S/ (42,878)	S/ (51,709)		S/ (42,878)		S/ 18,221	S/ (29,412)
Total transactions with shareholders	(117,313)			S/ 69,380			110,349		(94,587)			85,142		(202,455)
Total transactions with shareholders, shares				69,380
Ending balance, shares (Restated balance [member]) at Dec. 31, 2018				729,434
Ending balance, shares at Dec. 31, 2018				729,434
Ending balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2018	(1,462)								(1,462)			(1,462)
Ending balance (Restated balance [member]) at Dec. 31, 2018	2,488,469			S/ 729,434	132,011	29,974	992,144	(170,620)	373,955			2,086,898		401,571
Ending balance at Dec. 31, 2018	2,489,931			729,434	132,011	29,974	992,144	(170,620)	375,417			2,088,360		401,571
Statement [line items]
(Loss) profit for the period	(838,642)								(884,721)			(884,721)		46,079
Cash flow hedge	6							6				6
Foreign currency translation adjustment	(8,170)							(6,440)				(6,440)		(1,730)
Exchange difference from net investment in a foreign operation	(456)							(452)				(452)		(4)
Total comprehensive income for the year	(847,262)							(6,886)	(884,721)			(891,607)		44,345
- Dividend distribution	(12,762)													(12,762)
- Contributions (devolution) of non-controlling shareholders, net	(32,996)													(32,996)
- Additional acquisition of non-controlling interest							1,883					1,883		(1,883)
- Capital Increase	280,636			S/ 142,484			138,152					280,636
- Capital Increase, shares				142,484
Total transactions with shareholders	234,878			S/ 142,484			140,035					282,519		(47,641)
Total transactions with shareholders, shares				142,484
Ending balance, shares at Dec. 31, 2019				871,918
Ending balance at Dec. 31, 2019	S/ 1,876,085			S/ 871,918	S/ 132,011	S/ 29,974	S/ 1,132,179	S/ (177,506)	S/ (510,766)			S/ 1,477,810		S/ 398,275